Subsequent Events (Details Narrative)													3 Months Ended	12 Months Ended
	Aug. 30, 2027 USD ($)	Apr. 21, 2026 shares	Apr. 14, 2026 USD ($) shares	Mar. 15, 2026 USD ($)	Mar. 12, 2026 USD ($)	Feb. 27, 2026 USD ($)	Dec. 01, 2025 shares	Jul. 14, 2025 shares	Mar. 12, 2025 shares	Jan. 13, 2025 shares	Feb. 26, 2024 shares	May 25, 2023 $ / shares	Mar. 31, 2025 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Apr. 19, 2026 shares	Mar. 12, 2026 $ / shares	Dec. 31, 2025 $ / shares	Apr. 19, 2024 $ / shares
Subsequent Event [Line Items]
Common shares issued for cash, shares | shares														68,758,339	35,751,969
Payment of cash														$ 241,889	$ 1,047,533
Borrowed amount						$ 7,000,000
Periodic payment						50,000
Periodic payment principal				$ 150,000		600,000
Exercise price | $ / shares												$ 0.30
Contractual term												5 years
Convertible conversion price | $ / shares																	$ 0.38
Forecast [Member]
Subsequent Event [Line Items]
Repayments of other debt	$ 484,638
Common Stock [Member]
Subsequent Event [Line Items]
Common shares issued for cash, shares | shares										1,858,032				8,363,560	12,635,059
Payment of cash
Number of common shares for services | shares							593,219	272,000	600,000		1,500,000		600,000	1,465,219	1,500,000
Convertible conversion price | (per share)																		$ 0.25	$ 0.02
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of warrants shares | shares																22,400,000
Borrowed amount						7,000,000
Periodic payment						50,000
Periodic payment principal				$ 150,000		$ 600,000
Private placement					$ 8,000,000.0
Private placement initial					$ 4,500,000
Share based compensation description					(i) units priced at CAD$0.25 per unit, each comprising one common share and one common share purchase warrant exercisable at CAD$0.30 per share for a period of two years; and (ii) preferred shares bearing a 15% annual dividend (10% payable in cash and 5% payable in-kind), convertible into common shares at CAD$0.38 per share. The Company intends to use the net proceeds primarily to expand cannabis cultivation at its Salisbury Canyon Ranch property to the full 179.9 licensed acres, with construction expected to be completed by the fall of 2026 and full-scale planting completed in 2027.
Share price | $ / shares																	0.25
Exercisable price | $ / shares																	$ 0.30
Warrant term																	2 years
Convertible conversion price | $ / shares																	$ 0.38
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of common shares for services | shares		705,373
Subsequent Event [Member] | Standard Holdings Inc [Member]
Subsequent Event [Line Items]
Common shares issued for cash, shares | shares			12,592,960
Payment of cash			$ 10,000.00
Subsequent Event [Member] | Standard Holdings Inc [Member] | Senior Preferred Stock [Member]
Subsequent Event [Line Items]
Common shares issued for cash, shares | shares			1,095,040